Nifty India Financials ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.5%

India — 100.5%

Financials — 100.5%
Axis Bank	32,014	$340,581
Bajaj Finance	4,588	329,638
Bajaj Finserv	19,408	318,011
Cholamandalam Investment and Finance	31,102	268,374
HDFC Asset Management	6,224	143,607
HDFC Bank	70,991	1,389,428
HDFC Life Insurance	52,375	370,044
Housing Development Finance	29,681	950,238
ICICI Bank	114,825	1,165,927
ICICI Lombard General Insurance	20,138	277,691
ICICI Prudential Life Insurance	30,629	169,129
Indian Energy Exchange	60,236	101,902
Kotak Mahindra Bank	16,389	346,269
Muthoot Finance	8,547	108,923
Power Finance	91,603	158,153
REC	97,594	145,029
SBI Cards & Payment Services	23,113	203,924
SBI Life Insurance	24,047	357,951
Shriram Transport Finance	15,999	251,247
State Bank of India	49,582	334,970
		7,731,036
Total Common Stock
(Cost $7,273,374)		7,731,036

Total Investments - 100.5%
(Cost $7,273,374)		$7,731,036

Percentages based on Net Assets of $7,696,071.

IND-QH-001-0500

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